Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 407,256,837	$ 351,485,602
Mainland PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,652,778	15,208,156
Mainland PRC | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,639,079	7,134,552
Mainland PRC | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,013,699	8,073,604
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	105,648,830	80,904,898
HK | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	8,896
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	105,481,683	80,904,898
HK | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	158,251
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	243,896,370	187,907,751
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	237,038,304	164,143,913
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,858,066	23,763,838
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	465,475	10,176,282
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	465,475	10,176,282
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,593,384	57,288,515
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,359,499	$ 57,288,515
SG | SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	233,885
GB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	20,000,000
GB | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 20,000,000